31. Commitments (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations - expenses	R$ 7,926,479
Contractual obligations - investments	5,045,852
Total	12,972,331
1 year
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations - expenses	944,045
Contractual obligations - investments	2,247,765
Total	3,191,810
1-3 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations - expenses	2,787,402
Contractual obligations - investments	2,015,873
Total	4,803,275
3-5 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations - expenses	1,188,276
Contractual obligations - investments	745,603
Total	1,933,879
More than 5 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations - expenses	3,006,756
Contractual obligations - investments	36,611
Total	R$ 3,043,367